Taxes - Schedule of Components of the Income Tax (Benefit) Expense (Details) - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2024
Current tax provision
Current tax provision	$ 705,801	$ 69,732	$ 483,823
Deferred tax provision (benefit)
Deferred tax provision (benefit)	(2,399,972)	507,034	1,734,765
Total income tax (benefit) expense	(1,694,171)	576,766	2,218,588
Japan [Member]
Current tax provision
Current tax provision	3,403	3,734	3,551
Deferred tax provision (benefit)
Deferred tax provision (benefit)	(1,609,101)	(346,791)	1,556,888
outside Japan [Member]
Current tax provision
Current tax provision	702,398	65,998	480,272
Deferred tax provision (benefit)
Deferred tax provision (benefit)	$ (790,871)	$ 853,825	$ 177,877